Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data		Total USD ($)	Deferred Shares [Member]	Ordinary Shares [Member] USD ($)	Treasury Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)
Balance at Dec. 31, 2011		$ 5,035		$ 1,126	$ (27)	$ 45,569	$ (41,633)
Balance, shares at Dec. 31, 2011	[1]		17,030	5,209,122	2,125
Conversion of convertible loan from principal shareholder		8,061		474		7,587
Conversion of convertible loan from principal shareholder, shares				2,265,857
Transaction with related party		(584)				(584)
Issuance of shares to related party		584		44		540
Issuance of shares to related party, shares				218,813
Stock compensation expense		301				301
Net loss for the year		(11,107)					(11,107)
Balance at Dec. 31, 2012		2,290		1,644	(27)	53,413	(52,740)
Balance, shares at Dec. 31, 2012	[1]		17,030	7,693,792	2,125
Conversion of convertible loan from principal shareholder		8,546		454		8,092
Conversion of convertible loan from principal shareholder, shares				2,053,398
Issuance of shares		4,929		681		4,248
Issuance of shares, shares				3,000,000
Issuance of Warrants		17				17
Issuance of shares At-The-Market		3		3
Issuance of shares At-The-Market, shares		16,028		16,028
Stock compensation expense		1,172				1,172
Net loss for the year		(9,528)					(9,528)
Balance at Dec. 31, 2013		7,429		2,782	(27)	66,942	(62,268)
Balance, shares at Dec. 31, 2013	[1]		17,030	12,763,218	2,125
Conversion of convertible loan from principal shareholder		5,058		602		4,456
Conversion of convertible loan from principal shareholder, shares				2,778,088
Stock compensation expense		841				841
Net loss for the year		(9,399)					(9,399)
Balance at Dec. 31, 2014		$ 3,929		$ 3,384	$ (27)	$ 72,239	$ (71,667)
Balance, shares at Dec. 31, 2014	[1]		17,030	15,541,306	2,125

[1]	Ordinary Shares – NIS 0.8 par value Authorized shares: 50,000,000 Ordinary Shares as of December 31, 2014 and 2013, issued and outstanding Ordinary Shares 15,453,431 and 12,765,343 as of December 31, 2014 and 2013, respectively, (including 2,125 shares are held by a subsidiary) and 15,541,306 and 12,763,218 issued and outstanding as of December 31, 2014 and 2013, respectively, (not including 2,125 held by a subsidiary). Deferred Shares – NIS 0.1 par value Authorized shares:20,230 Deferred Shares as of December 31, 2014 and 2013; issued and outstanding 17,030 as of December 31, 2014 and 2013.